Share-based Compensation - Compensation Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 24,612,000	$ 32,363,000	$ 31,481,000
Equity award – share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	11,176,000	14,315,000	16,672,000
Equity award - restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	(730,000)	1,824,000	3,385,000
Share-based compensation, amount capitalized	0	0	0
Equity award - restricted shares | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	100,000	200,000	700,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	11,455,000	11,712,000	5,588,000
Liability award - venture partners plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	2,711,000	4,512,000	5,836,000
Restricted Shares, Post-Combination Compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	(1,300,000)	1,300,000	2,700,000
Shares Post Combination Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	400,000	4,000,000	5,700,000
API Restricted Shares Post Combination Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental sharebased compensation expense			700,000
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	621,000	906,000	879,000
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	12,696,000	18,055,000	19,737,000
Sales and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	4,145,000	6,140,000	4,843,000
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 7,150,000	$ 7,262,000	$ 6,022,000